Equity - Financial Liabilities and Equity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Equity and liabilities [abstract]
Financing liabilities	¥ 7,331,120	¥ 6,799,010
Equity	¥ 8,565,790	¥ 8,234,095	¥ 7,569,626	¥ 7,031,788